Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets, Net
Schedule of vessels' cost, accumulated depreciation and changes thereto

Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2012	$3,703,782	$(461,831)	$3,241,951
Additions	1,022,560	(143,938)	878,622
Disposals	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)

As of December 31, 2012	$4,576,106	$(589,968)	$3,986,138

Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)

As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617

i.
On February 16, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Together, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

ii.
On February 28, 2012, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Melisande, for a contract price of $117.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iii.
On March 8, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Tenacity, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iv.
On April 27, 2012, the Company sold the Montreal (ex Hanjin Montreal). The net sale consideration was $5.6 million and the Company recognized a net gain on sale of $0.8 million during the year ended December 31, 2012.

v.
On May 3, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Smart, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vi.
On June 7, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Speed, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vii.
On June 29, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Ambition, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

viii.
On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old.

ix.
On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Henry was 27 years old.

x.
On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Pride was 25 years old.

xi.
On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Honour was 24 years old.
xii.
On May 14, 2013, the Company acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million.

xiii.
On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Elbe was 22 years old.

xiv.
On June 25, 2013, the Company acquired a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million.

xv.
On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Hope was 24 years old.

xvi.
On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Kalamata was 23 years old.

xvii.
On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Lotus was 25 years old.

xviii.
On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Komodo was 23 years old.

xix.
On November 13, 2013, the Company acquired a 2,524 TEU containership, the Danae C, built in 2001 for a contract price of $11.9 million.

xx.
On November 21, 2013, the Company acquired a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million.